TANGIBLE ASSETS - Impairment assumptions (Details)	12 Months Ended
	Dec. 31, 2024 $ / $ $ / oz	Dec. 31, 2023 $ / oz $ / $	Dec. 31, 2022 $ / oz $ / $
Year 1
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $	0.65	0.68	0.70
Year 1 | Real gold price per oz
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, assets (in USD per ounce) | $ / oz	2,650	1,995	1,785
Year 2
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $	0.68	0.71	0.70
Year 2 | Real gold price per oz
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, assets (in USD per ounce) | $ / oz	2,477	1,998	1,777
Year 3
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $	0.70	0.72	0.71
Year 3 | Real gold price per oz
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, assets (in USD per ounce) | $ / oz	2,101	1,785	1,763
Year 4
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $	0.70	0.70	0.71
Year 4 | Real gold price per oz
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, assets (in USD per ounce) | $ / oz	2,026	1,694	1,729
Year 5
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $	0.69	0.70	0.71
Year 5 | Real gold price per oz
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, assets (in USD per ounce) | $ / oz	1,988	1,666	1,710
After five years
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $	0.68	0.70	0.71
After five years | Real gold price per oz
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, assets (in USD per ounce) | $ / oz	1,950	1,666	1,731